DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Derivative Financial Instruments Explanatory [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 19 – DERIVATIVE FINANCIAL INSTRUMENTS

USDm	2017	2016
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward Freight Agreements	-0.2	-0.1
Bunker swaps	0.8	0.8

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts	1.8	-4.6
Interest rate swaps	5.1	2.4
Fair value of derivatives as of 31 December	7.5	-1.5

Of which included in:

Other receivables	7.3	3.3
Other liabilities	0.2	-4.8

Please refer to Note 21 "Financial Instruments" for further information on fair value hierarchies.

Bunker swaps and forward freight agreements with a fair value of USD 0.6m (net) of a previously fixed hedge have been recognized in the income statement in 2017 (2016: USD 0.8m, 2015: USD -0.2m).

Forward exchange contracts with a fair value of USD 1.8m are designated as hedge accounting relationships to hedge a part of TORM's payments in 2018 regarding administrative and operating expenses denominated in DKK with a notional value of DKK 257.0m (2016: DKK 336.4m, 2015: DKK 235.1m).

Interest rate swaps with a fair value of USD 5.1m are designated as hedge accounting relationships to fix a part of TORM's interest payments during the period 2017 to 2022 with a notional value of USD 406.4m (2016: USD 373.8m, 2015: USD 382.3m).

The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2017, 2016 and 2015.

	Income statement			Equity
USDm	Revenue	Port expenses, bunkers and commissions	Financial items	Hedging reserves
2017
Forward Freight Agreements	0.5	-	-	-0.3
Bunker swaps	-	1.2	-	0.0
Forward exchange contracts	-	-	-1.4	4.4
Interest rate swaps	-	-	-2.0	2.7
Total	0.5	1.2	-3.4	6.9

2016
Forward Freight Agreements	-0.1	-	-	-0.2
Bunker swaps	-	0.0	-	1.0
Forward exchange contracts	-	-	0.1	-3.4
Interest rate swaps	-	-	-2.9	1.6
Total	-0.1	0.0	-2.8	-1.0

2015
Forward Freight Agreements	0.6	-	-	0.0
Bunker swaps	-	-0.9	-	-0.2
Forward exchange contracts	-	-	-	0.8
Interest rate swaps	-	-	-	0.8
Total	0.6	-0.9	-	1.4

Please refer to Note 20 for further information on commercial and financial risks.